Summary of Significant Accounting Policies (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (274,117)		$ (6,781)		$ (402,509)	$ (15,794)
Total cash, cash equivalents and restricted cash	40,139		5,896		40,139	5,896	$ 7,624	$ 31
Accumulated deficit	(458,632)				(458,632)		(56,123)
Advertising expense	$ 18,200		$ 100		$ 22,700	$ 300
Fubo TV Pre-Merger [Member]
Net loss		$ (35,958)		$ (37,783)			(173,701)	(129,312)
Total cash, cash equivalents and restricted cash		9,373		$ 51,250			15,639	15,911	$ 19,274
Accumulated deficit		$ (436,217)					(400,259)	(226,558)
Prepaid affiliate agreements								242
Long-lived asset impairment charges
Advertising expense							$ 30,634	$ 44,033
Fubo TV Pre-Merger [Member] | Revenue [Member]
Concentration rsik percentage							10.00%	10.00%
Fubo TV Pre-Merger [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration rsik percentage							10.00%	10.00%